Intangible Asset, Net (Details Narrative) (10Q) - USD ($)	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 16,000	$ 16,000
Amortization expense, first year	32,000		$ 32,000
Amortization expense, second year	32,000		32,000
Amortization expense, third year	32,000		32,000
Amortization expense, fourth year	32,000		32,000
Amortization expense, fifth year	$ 32,000		$ 32,000